LEASES (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2022 USD ($) ft²	Dec. 11, 2020 ft²	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease agreement, description		five-and-a-half-year lease agreement
Administrative office and laboratories space | ft²	3,053	10,300
Rent				$ 37,674	$ 110,353	$ 192,502	$ 221,253		$ 370,945	$ 118,084
Operating expense				$ 4,939,110	$ 4,652,542	$ 7,161,692	$ 8,647,883		$ 37,502,962	$ 8,951,308
Lease term				3 years 29 days		3 years 29 days			3 years 5 months 1 day
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent			$ 10,800			$ 15,641			$ 15,260
Annually percentage			2.50%			2.50%			2.50%
Operating expense			$ 12,000						$ 12,000		$ 12,000
Increase in operating expense	$ 17,500		$ 17,500
Operating lease discount rate				3.95%		3.95%			3.95%
Operating Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent								$ 15,641